Credit facilities (Details Narrative) - Third Parties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest expense	$ 122,845	$ 128,071
Weighted average interest rate	11.00%	6.30%